Property and Equipment, Net	12 Months Ended
Jun. 30, 2025
Property and Equipment, Net [Abstract]
Property and equipment, net

Note 6 — Property and equipment, net

Property and equipment consisted of the following:

	As of June 30,
	2024	2025
	HKD	HKD	US$
Leasehold improvements	$229,624	$229,624	$29,252
Furniture and fixtures	102,000	102,000	12,994
Office equipment	699,851	767,502	97,772
Subtotal	1,031,475	1,099,126	140,018
Less: accumulated depreciation	(824,822)	(934,081)	(118,993)
Total	$206,653	$165,045	$21,025

Depreciation expense for the years ended June 30, 2025, 2024 and 2023 amounted to HKD106,900 (US$13,618), HKD110,206 and HKD154,457, respectively. Purchase of property and equipment for the years ended June 30, 2025, 2024 and 2023 amounted to HKD63,356 (US$8,071), HKD59,449 and HKD25,303, respectively.